Segment Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Interest income	$ 470,951	$ 451,426	$ 394,978
Reconciliation of revenue
Other revenues - non-interest income	37,069	1,894	27,379
Less:
Interest expense	249,317	273,444	189,102
Less:
Compensation and employee benefits	119,152	109,489	120,846
Provision for credit losses	9,822	14,451	4,787
Income tax expense	16,223	(4,257)	9,965
Net income	51,766	(11,653)	36,086
Total consolidated assets	11,018,793	10,475,493
Northfield Bancorp, Inc. [Member]
Segment Reporting Information [Line Items]
Interest income	249,096	237,908	208,795
Reconciliation of revenue
Other revenues - non-interest income	16,950	16,822	11,896
Less:
Interest expense	111,730	123,423	84,128
Less:
Compensation and employee benefits	51,370	49,338	46,496
Provision for credit losses	7,402	4,281	1,353
Income tax expense	16,255	10,556	14,091
Net income	796	29,945	37,669
Total consolidated assets	5,754,010	5,666,378
Depreciation expense	3,200	3,600	3,700
Reportable Segment | Northfield Bancorp, Inc. [Member]
Segment Reporting Information [Line Items]
Interest income	249,096	237,908	208,795
Reconciliation of revenue
Other revenues - non-interest income	16,950	16,822	11,896
Total consolidated revenues	266,046	254,730	220,691
Less:
Interest expense	111,730	123,423	84,128
Segment net interest income and non-interest income	154,316	131,307	136,563
Less:
Compensation and employee benefits	51,370	49,338	46,496
Provision for credit losses	7,402	4,281	1,353
Other segment items	78,493	37,187	36,954
Income tax expense	16,255	10,556	14,091
Segment expenses	153,520	101,362	98,894
Net income	796	29,945	37,669
Total consolidated assets	5,754,010	5,666,378	5,598,396
Depreciation expense	3,200	3,600	3,700
Amortization	$ 9,000	$ 7,400	$ 11,700